Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	23,333,334	23,333,334
Common stock, shares issued	5,577,639	5,577,639
Common stock, shares outstanding	5,246,903	5,246,903
Treasury stock, shares	330,736	330,736